Accrued Expenses and Other Liabilities (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)		Jun. 30, 2013 CNY		Jun. 30, 2012 CNY		Jun. 30, 2011 CNY
Salary, welfare, education and union fund	$ 12,680		77,821		86,200		74,321
Advances from customers	849	[1]	5,212	[1]	22,116	[1]	50,662	[1]
Business tax and other taxes	178		1,091		1,344		1,647
Unrecognized tax benefit and related interest and penalties (Note 18)	1,253		7,687		5,115		7,519
Accrued expenses	29,094		178,562		146,049		359,674
Other	31,407	[2]	192,764	[2]	83,270	[2]	91	[2]
Accrued liabilities and other liabilities	$ 75,461		463,137		344,094		493,914

[1]	The advances from customers are attributable to cash received from selling of corn seeds.
[2]	Others mainly consist of accrued purchased amounting to RMB154.2 million ($25.1 million) as at June 30, 2013.